UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-_________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                8/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      448,218
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ -------
APPLE INC                       COM              037833100      201       800          OTHER                   800      0       -
CVS CAREMARK CORPORATION        COM              126650100      220     7,507          OTHER                 7,507      0       -
GENERAL ELECTRIC CO             COM              369604103      151    10,490          OTHER                10,490      0       -
HOME PROPERTIES INC             COM              437306103      261     5,796          OTHER                 5,796      0       -
ISHARES COMEX GOLD TR           ISHARES          464285105    1,549   127,250          SOLE                127,250      0       -
ISHARES TR INDEX                BARCLYS TIPS BD  464287176    9,969    93,251          SOLE                 87,976      0   5,275
ISHARES TR INDEX                S&P 500 INDEX    464287200   23,757   229,629          SOLE                212,779      0  16,850
ISHARES TR INDEX                MSCI EMERG MKT   464287234      457    12,254          SOLE                 12,254      0       -
ISHARES TR INDEX                IBOXX INV CPBD   464287242    2,303    21,230          SOLE                 21,230      0       -
ISHARES TR INDEX                S&P500 GRW       464287309    6,621   125,060          SOLE                123,760      0   1,300
ISHARES TR INDEX                S&P 500 VALUE    464287408    8,712   175,437          SOLE                174,412      0   1,025
ISHARES TR INDEX                BARCLYS 20+ YR   464287432      333     3,275          SOLE                  2,450      0     825
ISHARES TR INDEX                BARCLYS 1-3 YR   464287457    1,338    15,900          SOLE                 14,600      0   1,300
ISHARES TR INDEX                MSCI EAFE IDX    464287465   29,445   633,085          SOLE                616,160      0  16,925
ISHARES TR INDEX                S&P MIDCAP 400   464287507   66,582   936,196          SOLE                898,846      0  37,350
ISHARES TR INDEX                S&P MC 400 GRW   464287606    7,457    96,994          SOLE                 95,894      0   1,100
ISHARES TR INDEX                RUSSELL1000GRW   464287614      949    20,705          SOLE                 20,705      0       -
ISHARES TR INDEX                S&P MIDCP VALU   464287705    7,075   110,357          SOLE                109,107      0   1,250
ISHARES TR INDEX                S&P SMLCAP 600   464287804   40,281   744,024          SOLE                725,799      0  18,225
ISHARES TR INDEX                S&P SMLCP VALU   464287879    5,547    96,958          SOLE                 95,533      0   1,425
ISHARES TR                      S&P SMLCP GROW   464287887    5,916   103,891          SOLE                102,341      0   1,550
ISHARES TR                      S&P AMTFREE MUNI 464288323      538     5,090          SOLE                  4,290      0     800
ISHARES TR                      BARCLYS 1-3YR CR 464288646    1,321    12,717          SOLE                 12,717      0       -
ISHARES TR                      RSSL MCRCP IDX   464288869    1,280    32,715          SOLE                 32,715      0       -
ISHARES TR                      MSCI VALU IDX    464288877      580    14,062          SOLE                 13,762      0     300
KIMBERLY CLARK CORP             COM              494368103      229     3,785          OTHER                 3,785      0       -
SPDR S&P MIDCAP 400 ETF TR      UTSER1 S&PDCRP   78467Y107      636     4,925          SOLE                  4,925      0       -
PAETEC HOLDING CORP             COM              695459107       95    27,722          OTHER                27,722      0       -
PAYCHEX INC                     COM              704326107    2,716   104,579          OTHER               104,579      0       -
PEPSICO INC                     COM              713448108      276     4,521          OTHER                 4,521      0       -
SCHLUMBERGER LTD                COM              806857108      249     4,496          OTHER                 4,496      0       -
VANGUARD WORLD FD               EXTENDED DUR     921910709      798     8,475          SOLE                  8,475      0       -
VANGUARD BD INDEX FD INC        TOTAL BND MRKT   921937835   10,919   134,172          SOLE                130,122      0   4,050
VANGUARD INTL EQUITY INDEX F    ALLWRLD EX US    922042775      350     9,125          SOLE                  9,125      0       -
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF      922042858    2,720    71,605          SOLE                 69,380      0   2,225
VANGUARD INDEX FDS              REIT ETF         922908553    5,559   119,580          SOLE                119,580      0       -
VANGUARD INDEX FDS              MID CAP ETF      922908629    1,869    31,850          SOLE                 27,100      0   4,750
VANGUARD INDEX FDS              LARGE CAP ETF    922908637    1,893    40,375          SOLE                 40,375      0       -
VANGUARD INDEX FDS              SMALL CP ETF     922908751      654    11,555          SOLE                  6,055      0   5,500
EXXON MOBIL CORP                COM              30231g102      224     3,917          OTHER                 3,917      0       -
FIRST NIAGARA FINL GP INC       COM              33582V108    8,182   653,028          OTHER                 2,907      0 650,121
ISHARES S&P GSCI COMMODITY I    UNIT BEN INT     46428R107      857    30,850          SOLE                 30,850      0       -
JPMORGAN CHASE & CO             COM              46625H100      453    12,365          OTHER                12,365      0       -
M&T BK CORP                     COM              55261f104      272     3,200          OTHER                 3,200      0       -
POWERSHARES DB CMDTY IDX TRA    UNIT BEN INT     73935S105    3,954   183,300          SOLE                183,300      0       -
POWERSHARES DB G10 CURRENCY HAR COM UT BEN INT   73935Y102    2,350   107,850          SOLE                107,850      0       -
RYDEX ETF TRUST                 S&P500 PUR VALU  78355W304      727    31,075          SOLE                 25,875      0   5,200
SPDR S&P 500 ETF TR             UNIT SER 1 S&P   78462f103  105,796 1,024,959          SOLE                997,659      0  27,300
SPDR GOLD TRUST                 GOLD SHS         78463V107    1,285    10,560          SOLE                 10,560      0       -
SPDR INDEX SHS FDS              DJ INTL RL ETF   78463X863    9,637   309,178          SOLE                307,328      0   1,850
SPDR INDEX SHS FDS              S&P INTL SMLCP   78463X871    1,459    61,734          SOLE                 59,134      0   2,600
SPDR SERIES TRUST               BRCLYS YTD ETF   78464A417      340     9,000          SOLE                  9,000      0       -
SPDR SERIES TRUST               DJ REIT ETF      78464A607   29,386   576,082          SOLE                571,932      0   4,150
SPDR SERIES TRUST               BRCLYS 1-3MT ETF 78464A680    5,642   123,000          SOLE                123,000      0       -
SPDR SERIES TRUST               SPDR KBW BK ETF  78464A797    8,864   387,244          SOLE                383,469      0   3,775
SPDR DOW JONES INDL AVRG ETF    UT SER 1         78467X109   16,981   173,758          SOLE                168,408      0   5,350
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